OPERATING LEASE	3 Months Ended
Dec. 31, 2016
Notes to Financial Statements
NOTE 9. OPERATING LEASE

LMB leases office space from Akrimax (see Note 7) in Cranford, New Jersey at a monthly rental rate of $2,167 pursuant to an agreement which currently expires on October 31, 2017. Rent expense for the three months ended December 31, 2016 was $6,501. There was no rent expense for the three months ended December 31, 2015.